Acquisition (Allocation of Purchase Price, Internet Service Business) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Internet service company with 51% equity interest owned by Group [Member]	Nov. 30, 2013 Internet service company with 51% equity interest owned by Group [Member] Technology [Member]	Nov. 30, 2013 Internet service company with 51% equity interest owned by Group [Member] User base [Member]
Business Acquisition [Line Items]
Cash				$ 10,169
Other net assets acquired, excluding intangible assets and related deferred tax liabilities				80
Intangible assets					1,188	27
Goodwill	29,509	4,628	4,580	6,346
Deferred tax liability				(304)
Non-controlling interest				(7,506)
Total				$ 10,000